Salt Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 11, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	Salt Funds Trust (the “Trust”)
File Nos.: 333-228903 and 811-23406
Salt Low truBeta US Market ETF (S000064980)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Salt Low truBeta US Market ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 1, 2019, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑1A on March 1, 2019.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust